Recovery of Erroneously Awarded Compensation	12 Months Ended
Sep. 26, 2025
Restatement Determination Date:: 2023-08-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis
In July 2016, our Board adopted a policy on the recoupment of incentive compensation (the “Previous Policy”), which it amended and restated in August 2023 (as amended, the “Clawback Policy”) to comply with the requirements of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, as implemented by NYSE listing standards and the SEC’s rules and regulations. The Clawback Policy requires us to recover certain cash or equity-based incentive compensation payments or awards made or granted to an executive officer in the event we are required to prepare an accounting restatement due to our material noncompliance with any financial reporting requirement under the securities laws, including any required accounting restatement to correct an error in previously issued financial statements that is material to the previously issued financial statements, or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period (an “Accounting Restatement”). The Clawback Policy covers cash or equity-based compensation that is granted, earned, or vested based wholly or in part upon the attainment of a company financial reporting measure (including stock price or total stockholder return). Recovery under the Clawback Policy applies to incentive compensation subject to the policy that is received (i) on or after October 2, 2023, (ii) by a person after such individual became an executive officer and (iii) during the three completed fiscal years immediately preceding the date on which we are required to prepare the Accounting Restatement. In addition, recoupment is only required where the executive officer would have received a lower payment based upon the restated financial results.
Incentive compensation received prior to October 2, 2023 may be subject to recoupment under the Previous Policy. The Previous Policy allows us to recoup certain cash or equity-based incentive compensation payments or awards made or granted to an executive officer in the event they are involved in fraud or misconduct that results in the need for the company to prepare a material financial restatement. The Previous Policy covers cash or equity-based compensation based on the attainment of company financial reporting measures (excluding stock price or total stockholder return). Recovery under the Previous Policy applies to incentive compensation subject to the policy that is paid, awarded or granted during the three completed fiscal years immediately preceding the date on which we are required to prepare the restatement. In addition, no recoupment under the Previous Policy can be made unless the executive officer would have received a lower payment based upon the restated financial results.